Summary of Significant Accounting Policies - Accounts Receivable and Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Balance at beginning of year	$ 5	$ 4
Additions Charged to costs and expenses	4	5
Deductions Write-offs net of recoveries	(5)	(4)
Balance at end of year	$ 4	$ 5